Liquidity and Management's Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Liquidity And Management Plans [Line Items]
Liquidity and management's plans
Note
3-Liquidity
and management’s plans
The Company has been engaged in research and development activities related to ImmuneFx, the Company’s proprietary, multi-indication immunomodulatory platform, which will require additional investment until revenue-generating activities can begin.
The Company has historically incurred negative cash flows from operations.
For the six months ended June 30, 2025, the Company incurred $11.0 million of negative cash flows from operations. The Company has approximately $8.5 million of cash and cash equivalents on hand at June 30, 2025. The Company expects that its existing capital resources, including anticipated payment of the remaining funds from the Securities Purchase Agreement, will be sufficient to fund the Company’s planned future operations into the late fourth quarter of 2025.
The Company expects to raise cash through the sale of preferred shares, common shares, debt issuances, obtaining grants, or commercial partnerships. However, there can be no assurance that any fundraising will be achieved or on commercially reasonable terms, if at all. As such, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from the date that these unaudited interim consolidated financial statements were available to be issued.

Note
3-Liquidity
and management’s plans
The Company has been engaged in research and development activities related to ImmuneFx, the Company’s patented product, which will require additional investment until revenue-generating activities can begin.
The Company has historically incurred negative cash flows from operations.
For the year ended December 31, 2024, the Company incurred $14.7 million of negative cash flows from operations. The Company has approximately $12.7 million of cash and cash equivalents on hand at December 31, 2024. The Company expects that its existing capital resources, including anticipated payment of the Warrant Exercise Notes (as defined and described in Note 15 below), will be sufficient to fund the Company’s planned future operations into the late fourth quarter of 2025.

The Company expects to raise cash through the sale of preferred shares, common shares, debt issuances, obtaining grants, or commercial partnerships. However, there can be no assurance that any fundraising will be achieved or on commercially reasonable terms, if at all. As such, there is substantial doubt about the Company’s ability to continue as a going concern for the next 12 months from date that the financial statements were available to be issued.